PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

	2025	2024
Property, plant and equipment	24,617.9	27,134.5
Right of use assets	3,026.4	3,035.7
	27,644.3	30,170.2

Schedule of changes in the carrying amounts of property, plant and equipment

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2024	Acquisition cost	Depreciation	Total
Land and buildings	9,236.2	635.4	1,165.8	38.2	(496.3)	(35.1)	585.5	11,129.7	17,204.8	(6,075.1)	11,129.7
Plant and equipment	10,788.3	744.0	1,238.5	720.5	(3,903.7)	(4.1)	2,971.3	12,554.8	49,136.0	(36,581.2)	12,554.8
Fixtures and accessories	1,092.0	62.3	95.3	75.5	(567.1)	(21.9)	192.0	928.1	7,882.8	(6,954.7)	928.1
Under construction	2,546.2	145.9	173.1	3,415.2	-	-	(3,758.5)	2,521.9	2,521.9	-	2,521.9
Total	23,662.7	1,587.6	2,672.7	4,249.4	(4,967.1)	(61.1)	(9.7)	27,134.5	76,745.5	(49,611.0)	27,134.5

										Carrying amount
	At December 31, 2024	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	Reclassified to assets held for sale (i)	At December 31, 2025	Acquisition cost	Depreciation	Total
Land and buildings	11,129.7	(1,089.4)	411.7	12.2	(463.6)	(45.5)	754.8	(118.7)	10,591.2	16,710.8	(6,119.5)	10,591.3
Plant and equipment	12,554.8	(1,085.3)	358.2	375.8	(3,756.5)	(24.0)	2,997.7	(134.0)	11,286.7	47,729.5	(36,442.3)	11,287.2
Fixtures and accessories	928.1	(60.5)	12.8	113.5	(476.3)	(8.4)	385.5	(5.4)	889.3	7,896.1	(7,007.1)	889.0
Under construction	2,521.9	(181.8)	63.9	3,613.9	-	-	(4,175.5)	8.3	1,850.7	1,850.4	-	1,850.4
Total	27,134.5	(2,417.0)	846.6	4,115.4	(4,696.4)	(77.9)	(37.5)	(249.8)	24,617.9	74,186.8	(49,568.9)	24,617.9

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note 1.3.3- Sale of subsidiary.

Schedule of carrying amount of right-of-use assets

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Additions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2024	Acquisition cost	Depreciation	Total
Buildings	1,172.2	102.8	4.2	449.2	(442.2)	(46.4)	(4.5)	1,235.3	3,474.4	(2,239.1)	1,235.3
Machinery, vehicles and others	1,795.3	47.0	27.3	836.8	(877.9)	(26.8)	(1.3)	1,800.4	4,412.7	(2,612.3)	1,800.4
Total	2,967.5	149.8	31.5	1,286.0	(1,320.1)	(73.2)	(5.8)	3,035.7	7,887.1	(4,851.4)	3,035.7

										Carrying amount
	At December 31, 2024	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Additions	Depreciation	Disposals and write-offs	Transfers	Reclassified to assets held for sale (i)	At December 31, 2025	Acquisition cost	Depreciation	Total
Buildings	1,235.3	(55.6)	7.5	697.6	(463.2)	(1.1)	(35.7)	(0.6)	1,384.2	3,764.3	(2,380.1)	1,384.2
Machinery, vehicles and others	1,800.4	(28.6)	3.4	855.7	(800.6)	(213.3)	25.2	-	1,642.2	4,765.2	(3,123.0)	1,642.2
Total	3,035.7	(84.2)	10.9	1,553.3	(1,263.8)	(214.4)	(10.5)	(0.6)	3,026.4	8,529.5	(5,503.1)	3,026.4

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note1.3.3- Sale of subsidiary.

Schedule of estimated useful lives of property, plant and equipment

Buildings	25 years
Machinery and equipment	15 years
Facilities	10 years
Fittings	10 years
Returnable packaging / commercial assets	2 - 5 years